Share-based compensation - Disclosure of detailed information about options, valuation assumptions of Osisko Development Corp (Details)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 Month	Dec. 31, 2020	Dec. 31, 2020 year	Dec. 31, 2019 Month $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend per share			1.00%		1.00%
Expected volatility			39.00%		34.00%
Risk-free interest rate			0.30%		2.00%
Expected life | Month		46			49
Weighted average share price	$ 13.51				$ 13.51
Weighted average fair value of options granted	3.56				$ 3.41
Osisko Development Corp [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend per share			0.00%
Expected volatility			63.00%
Risk-free interest rate			0.40%
Expected life		48		5.0
Weighted average share price	7.62
Weighted average fair value of options granted	$ 3.64